Operating Income (Loss)	12 Months Ended
Dec. 31, 2011
Operating Income (Loss) [Abstract]
Operating Income (Loss)

6 Operating income (loss)

For information related to revenue and operating income on a business and geographical basis, see note 4, "Information by segment and main country", of this Annual Report.

Revenue composition

	2009	2010	2011
Goods	3,513	4,392	4,170
Patents and licenses	6	10	24

	3,519	4,402	4,194

Salaries and wages

	2009	2010	2011
Salaries and wages	1,276	1,084	1,139
Pension and other postemployment costs	78	84	91
Other social security and similar charges:
- Required by law	138	115	117
- Voluntary	13	11	10

	1,505	1,294	1,357

Salaries and wages in 2011 include $66 million (2010: $5 million; 2009: $101 million) relating to restructuring charges. Pension and other postemployment costs include the costs of pension benefits, other postretirement benefits, and postemployment benefits.

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2009	2010	2011
Depreciation of property, plant and equipment	485	359	290
Write-down of assets held for sale	5	30	—
Amortization of internal use software	26	14	10
Amortization of other intangible assets	302	281	291
Impairment of assets held for sale	69	—	—

	887	684	591

Depreciation of property, plant and equipment in 2011 includes an additional write-off in connection with the retirement of property, plant and equipment amounting to $1 million (2010: $7 million; 2009: $25 million). Depreciation of property, plant and equipment resulting from the acquisition accounting amounting to $10 million (2010: $21 million; 2009: $69 million) is also included. Furthermore, depreciation of property, plant and equipment in 2011 includes $6 million relating to write-downs and impairment charges (2010: $21 million; 2009: $67 million). The 2010 write-downs related to additional depreciation of our ICN5 and ICN6 wafer fabs in Nijmegen, the Netherlands.

In 2010 a write-down of $30 million (2009: $5 million) for real estate and other property has been recognized as a result of classifying certain tangible fixed assets as held-for-sale, following the effects of the Redesign Program upon which a number of activities were closed or are in the process of being closed. See note 14, "Assets and liabilities held-for-sale" for additional information.

In 2009 impairment charges for assets held for sale ($69 million) are related to the Trident assets held for sale. See note 14, "Assets and liabilities held-for-sale" for additional information.

Included in the amortization of other intangible assets in 2011 is the amortization of other intangible assets resulting from acquisition accounting of $291 million (2010: $281 million; 2009: $302 million).

Depreciation of property, plant and equipment and amortization of software are primarily included in cost of revenue. Amortization and impairment of intangible assets are primarily reported in the General and Administrative expenses.

Foreign exchange differences

In 2011, cost of revenue included foreign exchange differences amounting to a gain of $9 million (2010: a loss of $20 million; 2009: a loss of $29 million).

Rent

Rent expense amounted to $51 million in 2011 (2010: $60 million; 2009: $63 million).

Research and development expenses

Expenditures for research and development activities amounted to $635 million in 2011 (2010: $568 million; 2009: $764 million).

For information related to research and development expenses on a segment basis, see note 4, "Information by segment and main country".

Selling expenses

Selling expenses incurred in 2011 totaled $285 million (2010: $265 million; 2009: $271 million). Included are shipping and handling costs of $1 million (2010: $1 million; 2009: $1 million).

The selling expenses mainly relate to the cost of the sales and marketing organization. This primarily consists of account management, marketing, first and second line support, and order desk.

General and administrative expenses

General and administrative expenses include the costs related to management and staff departments in the corporate center, business segments and business lines, amounting to $633 million in 2011 (2010: $701 million; 2009: $712 million).

Other income and expense

Other income and expense consists of the following:

	2009	2010	2011
Result on disposal of properties:
- income	12	8	8
- expense	(3)	—	(18)
Result on disposal of businesses:
- income	22	—	—
- expense	(45)	(37)	—
Result on other items:
- income	8	19	17
- expense	(7)	(6)	(3)

Total other income	42	27	25
Total other expense	(55)	(43)	(21)

Total other income (expense)	(13)	(16)	4

In 2011, the result on disposal of properties mainly related to the sale of land and buildings in San Jose, USA (a loss of $17 million) and the sale of equipment in Nijmegen, the Netherlands (a gain of $5 million). Furthermore, the sale of a building in Southampton, UK, which was classified as assets held for sale, resulted in a gain of $2 million. In 2010, the result on disposal of properties mainly related to the sale of a building in Hamburg, Germany ($5 million), which was classified as assets held for sale. In 2009, the result on disposal of properties mainly related to the sale of equipment in Fishkill, USA ($5 million) and the sale of land in Laguna, Philippines ($3 million).

In 2011, no results on disposal of businesses were recorded. In 2010, the result on disposal of businesses mainly related to the divestment of Trident (loss $26 million) and the divestment of NuTune (loss $7 million). In 2009 the result on disposal of businesses related to various smaller items with regard to businesses sold in previous years.

The remaining income consists of various smaller items for all periods reported.